Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 01, 2019
Registrant Name	MFS SERIES TRUST VIII
Entity Central Index Key	0000819673
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 01, 2019
Document Effective Date	Aug. 01, 2019
Prospectus Date	Feb. 28, 2019
MFS® Global Growth Fund | A
Prospectus:
Trading Symbol	MWOFX
MFS® Global Growth Fund | R4
Prospectus:
Trading Symbol	MWOJX
MFS® Global Growth Fund | B
Prospectus:
Trading Symbol	MWOBX
MFS® Global Growth Fund | C
Prospectus:
Trading Symbol	MWOCX
MFS® Global Growth Fund | I
Prospectus:
Trading Symbol	MWOIX
MFS® Global Growth Fund | R1
Prospectus:
Trading Symbol	MWOGX
MFS® Global Growth Fund | R2
Prospectus:
Trading Symbol	MGWRX
MFS® Global Growth Fund | R3
Prospectus:
Trading Symbol	MWOHX
MFS® Global Growth Fund | R6
Prospectus:
Trading Symbol	MWOKX